International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 7,430,603	$ 7,209,151
Less allowance for credit losses	(125,972)	(110,374)	$ (109,059)	$ (60,278)
Net loans	7,304,631	7,098,777
Accrued interest receivable	45,787	30,593
International Banking Services [Member]
Loans and Leases Receivable, Other Information [Abstract]
Accrued interest receivable	515	605
Outstanding standby and commercial letters of credit	131,254	111,955
Revenues	4,821	4,090	$ 4,676
International Banking Services [Member] | Foreign
Loans and Leases Receivable, Other Information [Abstract]
Loans	159,975	134,797
Less allowance for credit losses	(968)	(762)
Net loans	159,007	134,035
International Banking Services [Member] | Foreign | Commercial
Loans and Leases Receivable, Other Information [Abstract]
Loans	103,748	91,861
International Banking Services [Member] | Foreign | Others
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 56,227	$ 42,936